Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.8%
International Equity Funds - 10.4%
iShares Core MSCI EAFE ETF	41,693	$ 2,796,350
iShares Core MSCI Emerging Markets ETF	9,792	498,119
iShares Global REIT ETF (A)	53,812	1,337,766

		4,632,235

U.S. Equity Fund - 12.9%
iShares Core S&P 500 ETF	13,951	5,696,333

U.S. Fixed Income Funds - 22.5%
iShares 0-5 Year TIPS Bond ETF	38,843	3,796,903
iShares Core U.S. Aggregate Bond ETF	61,381	6,151,604

		9,948,507

Total Exchange-Traded Funds (Cost $22,448,493)		20,277,075

INVESTMENT COMPANIES - 53.7%
International Equity Funds - 5.3%
Transamerica Emerging Markets Opportunities (B)	58,030	475,848
Transamerica International Focus (B)	114,099	932,190
Transamerica International Stock (B)	92,504	948,162

		2,356,200

International Fixed Income Fund - 5.1%
Transamerica Emerging Markets Debt (B)	249,879	2,236,416

U.S. Equity Funds - 13.5%
Transamerica Large Cap Value (B)	156,723	2,006,059
Transamerica Large Growth (B)	173,214	1,603,958
Transamerica Mid Cap Growth (B)	89,157	681,159
Transamerica Mid Cap Value Opportunities (B)	65,878	747,056
Transamerica Small Cap Growth (B)	71,628	449,823
Transamerica Small Cap Value (B)	84,928	502,775

		5,990,830

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 29.8%
Transamerica Bond (B)	1,228,867	$ 10,088,999
Transamerica High Yield Bond (B)	386,066	3,096,249

		13,185,248

Total Investment Companies (Cost $29,357,553)		23,768,694

OTHER INVESTMENT COMPANY - 0.0%
Securities Lending Collateral - 0.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (C)	433	433

Total Other Investment Company (Cost $433)		433

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.80% (C), dated 01/31/2023, to be repurchased at $262,522 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $267,816.	$ 262,509	262,509

Total Repurchase Agreement (Cost $262,509)		262,509

Total Investments (Cost $52,068,988)		44,308,711
Net Other Assets (Liabilities) - (0.1)%		(56,561)

Net Assets - 100.0%		$ 44,252,150

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$20,277,075	$—	$—	$20,277,075
Investment Companies	23,768,694	—	—	23,768,694
Other Investment Company	433	—	—	433
Repurchase Agreement	—	262,509	—	262,509

Total Investments	$44,046,202	$262,509	$—	$44,308,711

Transamerica Funds	Page 1

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $423, collateralized by cash collateral of $434. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2023	Shares as of January 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$9,731,157	$95,131	$(260,000)	$(46,375)	$569,086	$10,088,999	1,228,867	$95,131	$—
Transamerica Emerging Markets Debt	2,130,876	28,799	(175,000)	(35,821)	287,562	2,236,416	249,879	28,800	—
Transamerica Emerging Markets Opportunities	374,732	11,976	—	—	89,140	475,848	58,030	11,975	—
Transamerica High Yield Bond	2,991,754	44,214	(40,000)	(6,609)	106,890	3,096,249	386,066	44,214	—
Transamerica International Focus	838,260	16,127	(56,000)	(15,632)	149,435	932,190	114,099	16,127	—
Transamerica International Stock	906,455	23,240	(124,000)	(28,553)	171,020	948,162	92,504	23,240	—
Transamerica Large Cap Value	1,942,943	110,070	(40,000)	(3,925)	(3,029)	2,006,059	156,723	6,633	103,437
Transamerica Large Growth	1,541,224	19,684	—	—	43,050	1,603,958	173,214	—	19,684
Transamerica Mid Cap Growth	624,099	—	—	—	57,060	681,159	89,157	—	—
Transamerica Mid Cap Value Opportunities	727,229	45,072	(40,000)	(14,326)	29,081	747,056	65,878	7,855	37,217
Transamerica Small Cap Growth	427,084	16,526	—	—	6,213	449,823	71,628	—	16,526
Transamerica Small Cap Value	501,904	81,193	(29,500)	(28,498)	(22,324)	502,775	84,928	10,532	70,661

Total	$22,737,717	$492,032	$(764,500)	$(179,739)	$1,483,184	$23,768,694	2,770,973	$244,507	$247,525

(C)	Rates disclosed reflect the yields at January 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® Retirement Income

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® Retirement Income (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3